Net Capital Requirements	12 Months Ended
Dec. 31, 2020
Brokers and Dealers [Abstract]
NET CAPITAL REQUIREMENTS

NOTE 20— NET CAPITAL REQUIREMENTS

B. Riley Securities and B. Riley Wealth Management (“BRWM”), the Company’s broker-dealer subsidiaries, are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Company’s broker-dealer subsidiaries are subject to SEC Uniform Net Capital Rule (Rule 15c3-1) which requires the subsidiaries to maintain minimum net capital and that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. As of December 31, 2020, B. Riley Securities had net capital of $146,060, which was $140,101 in excess of its required net capital of $5,959; and BRWM had net capital of $4,998, which was $4,299 in excess of its required net capital of $699.